RESTATEMENT OF PREVIOUSLY ISSUED AND RESTATED FINANCIAL STATEMENTS (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Schedule of Error Corrections and Prior Period Adjustments in Condensed Consolidated Financial Statements[Table Text Block]
	Three months ended December 31, 2015
	As reported after first restatement	Adjustment	As restated

Change in fair value of derivative liability	$(261,802)	$(31,896)	$(293,698)

Net loss for the period	($2,400,539)	$(31,896)	$(2,432,435)

Comprehensive loss for the period	$(2,764,335)	$(31,896)	$(2,796,231)

Basic gain (loss) per share	($0.04)	$-	($0.04)

Diluted gain (loss) per share	($0.04)	$-	($0.04)

	Nine months ended December 31, 2015
	As reported	Adjustment	As restated

Change in fair value of derivative liability	$1,627,844	$485,547	$2,113,391

Net loss for the period	($3,537,039)	$485,547	$(3,051,492)

Comprehensive loss for the period	$(4,427,728)	$485,547	$(3,942,181)

Basic gain (loss) per share	($0.05)	$-	($0.05)

Diluted gain (loss) per share	($0.07)	$0.01	($0.06)

Schedule Of Error Corrections And Prior Period Adjustments Text Block [Table Text Block]
	As at December 31, 2015
	As reported after first restatement	Adjustment	As Restated
Derivative liability	$830,378	$67,750	$898,128
Common stock	$20,658,387	$(532,523)	$20,125,864
Additional paid-in capital	$2,175,973	$(20,774)	$2,155,199
Accumulated deficit	$(22,960,490)	$485,547	$(22,474,943)